Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 275,538	$ 152,818	$ 80,620
Restricted cash	150	152	126
Short-term investments	958	1,267	1,326
Accounts receivable (net of allowance for doubtful accounts)	147,138	111,363	92,510
Prepaid expenses and other current assets	17,294	8,699	7,640
Income tax receivable	2,426	3,479	3,681
Total current assets	443,504	277,778	185,903
Property and equipment, net	161,330	190,282	29,094
Goodwill	772,669	770,089	261,590
Trade name, net	81,691	87,702	13,224
Customer lists, net	389,216	435,661	52,569
Deferred tax asset, net	1,442	807	985
Other assets	6,841	1,372	1,368
TOTAL ASSETS	1,856,693	1,763,691	544,733
CURRENT LIABILITIES
Accounts payable	46,078	44,117	36,342
Accrued compensation	26,173	18,939	16,758
Accrued liabilities	23,966	25,200	22,764
Current portion of long-term debt	0	6,700	0
Income tax payable	2,578	2,451	1,878
Deferred revenue	504	431	691
Total current liabilities	99,299	97,838	78,433
Long-term debt (net of deferred financing costs)	554,405	778,605	540,839
Deferred tax liability, net	82,163	86,770	12,820
Other liabilities	6,607	6,208	6,858
Total liabilities	742,474	969,421	638,950
COMMITMENTS AND CONTINGENCIES
EQUITY
Common stock	153	130	0
Additional paid-in-capital	1,160,002	839,148	0
Accumulated deficit	(46,826)	(47,492)	(201,233)
Accumulated other comprehensive (loss) income	890	2,484	(12,852)
Total equity	1,114,219	794,270	(94,217)
TOTAL LIABILITIES AND EQUITY	$ 1,856,693	1,763,691	544,733
Class A Units [Member]
EQUITY
Common Unit, Issuance Value		0	106,090
Class B Units [Member]
EQUITY
Common Unit, Issuance Value		0	2,254
Class C Units [Member]
EQUITY
Common Unit, Issuance Value		$ 0	$ 11,524